Schedule of Minimum and Maximum Market Value of Plan Assets (Detail)	Dec. 31, 2017
Equity Securities | Minimum
Schedule Of Pension And Other Postretirement Plan Assets By Fair Value [Line Items]
Cash and cash equivalents	55.00%
Equity Securities | Maximum
Schedule Of Pension And Other Postretirement Plan Assets By Fair Value [Line Items]
Cash and cash equivalents	75.00%
Debt Securities | Minimum
Schedule Of Pension And Other Postretirement Plan Assets By Fair Value [Line Items]
Cash and cash equivalents	25.00%
Debt Securities | Maximum
Schedule Of Pension And Other Postretirement Plan Assets By Fair Value [Line Items]
Cash and cash equivalents	45.00%
Investment Grade Bonds | Minimum
Schedule Of Pension And Other Postretirement Plan Assets By Fair Value [Line Items]
Cash and cash equivalents	0.00%
Investment Grade Bonds | Maximum
Schedule Of Pension And Other Postretirement Plan Assets By Fair Value [Line Items]
Cash and cash equivalents	20.00%
Cash and Cash Equivalents | Minimum
Schedule Of Pension And Other Postretirement Plan Assets By Fair Value [Line Items]
Cash and cash equivalents	0.00%
Cash and Cash Equivalents | Maximum
Schedule Of Pension And Other Postretirement Plan Assets By Fair Value [Line Items]
Cash and cash equivalents	10.00%